Segment Information	12 Months Ended
Dec. 31, 2017
Segment Information
Segment Information

25.Segment Information

(a)Description of segments

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer.

The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of products and technology. The Group’s operating segments are based on this organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results.

Effective in the fourth quarter of 2017, the Group changed its segment disclosure to separately report the financial results of its e-commerce business in light of the significant growth of the revenue contribution from e-commerce to the Group’s total consolidated net revenues in 2017. This segment primarily reflects the results of NetEase’s two e-commerce platforms, Kaola.com and Yanxuan, which were established in January 2015 and April 2016, respectively. The Group now reports four reporting segments: 1) Online game services, 2) E-commerce, 3) Advertising services, and 4) Email and others. This change in segment reporting aligns with the manner in which the Group’s CODM currently receives and uses financial information to allocate resources and evaluate the performance of reporting segments. This change in segment presentation does not affect consolidated balance sheets, consolidated statements of income or consolidated statements of cash flows. The Group retrospectively revised prior period segment information, to conform to current period presentation.

(b)Segment data

The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2015, 2016 and 2017. The Group does not allocate any operating costs or assets to its business segments as the Group’s CODM does not use this information to measure the performance of the operating segments. There was no significant transaction between reportable segments for the years ended December 31, 2015, 2016 and 2017 (in thousands).

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Net revenues:
Online game services	17,314,148	27,980,491	36,281,642
E-commerce	1,173,620	4,541,744	11,670,416
Advertising services	1,789,377	2,152,379	2,408,823
E-mail and others	2,525,750	3,504,230	3,741,138

Total net revenues	22,802,895	38,178,844	54,102,019

Cost of revenues:
Online game services	(5,393,555)	(9,974,146)	(13,473,339)
E-commerce	(1,098,186)	(3,986,871)	(10,464,714)
Advertising services	(599,032)	(749,652)	(797,892)
E-mail and others	(2,308,487)	(1,804,363)	(3,453,381)

Total cost of revenues	(9,399,260)	(16,515,032)	(28,189,326)

Gross profit:
Online game services	11,920,593	18,006,345	22,808,303
E-commerce	75,434	554,873	1,205,702
Advertising services	1,190,345	1,402,727	1,610,931
E-mail and others	217,263	1,699,867	287,757

Total gross profit	13,403,635	21,663,812	25,912,693

The following table presents the total depreciation and amortization expenses of property and equipment and land use rights by segment for the years ended December 31, 2015, 2016 and 2017:

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB

Online game services	51,031	101,400	157,695
E-commerce	32	274	4,745
Advertising services	4,180	4,061	8,712
E-mail and others	40,381	52,933	89,953

Total depreciation and amortization expenses of property and equipment and land use rights	95,624	158,668	261,105

As substantially all of the Group’s long-lived assets are located in the PRC and substantially all of the Group’s reportable segments are derived from China based on the geographical locations where services are provided to customers, no geographical information is presented.